Shareholder Report	12 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	EntrepreneurShares Series Trust
Entity Central Index Key	0001495922
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000092399
Shareholder Report [Line Items]
Fund Name	ERShares Global Entrepreneurs
Class Name	Institutional Class
Trading Symbol	ENTIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ERShares Global Entrepreneurs (the "Fund") for the period of July 1, 2024 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://entrepreneurshares.com/ershares-mutual-funds/entix/. You can also request this information by contacting us at 877-271-8811.
Additional Information Phone Number	877-271-8811
Additional Information Website	https://entrepreneurshares.com/ershares-mutual-funds/entix/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$116	0.98%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	0.98%
AssetsNet	$ 44,385,800
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 223,771
InvestmentCompanyPortfolioTurnover	82.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$44,385,800
Number of Portfolio Holdings	59
Advisory Fee (net of waivers)	$223,771
Portfolio Turnover	82%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Consumer Staples	0.6%
Energy	0.9%
Materials	2.0%
Utilities	2.2%
Money Market	3.6%
Consumer Discretionary	7.9%
Health Care	8.2%
Industrials	8.6%
Financials	9.6%
Communications	20.3%
Technology	36.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2025.
Updated Prospectus Web Address	https://entrepreneurshares.com/ershares-mutual-funds/entix/
C000194842
Shareholder Report [Line Items]
Fund Name	ERShares Private-Public Crossover ETF
Trading Symbol	XOVR
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	877-271-8811
Additional Information Website	https://entrepreneurshares.com/ershares-etfs/entr-etf/
Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.75%
Performance Inception Date	Nov. 06, 2017
AssetsNet	$ 371,234,274
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 1,568,661
InvestmentCompanyPortfolioTurnover	66.00%
Updated Prospectus Web Address	https://entrepreneurshares.com/ershares-etfs/entr-etf/